Variable Interest Entities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line Items]
Amount of cash and due from banks eliminated for consolidated variable interest entities	¥ 108,695	¥ 52,669
Amount of interest-earning deposits in other banks for consolidated variable interest entities	51,767	51,841
Amount of trading account assets eliminated for consolidated variable interest entities	3,083	3,050
Amount of investment securities eliminated for consolidated variable interest entities	6	9
Amount of loans eliminated for consolidated variable interest entities	866,024	923,508
Amount of all other assets eliminated for consolidated variable interest entities	20,795	53,430
Amount of other short-term borrowings eliminated for consolidated variable interest entities	2,741,015	3,104,796
Amount of long-term debt eliminated for consolidated variable interest entities	1,196,796	1,183,281
Amount of all other liabilities eliminated for consolidated variable interest entities	¥ 11,415	¥ 16,080